N-2	12 Months Ended
Feb. 29, 2024
Cover [Abstract]
Entity Central Index Key	0001059386
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco Senior Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
The following information is a summary of certain changes since the end of the Trust’s most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Approval of Managed Distribution Plan
During the Trust’s most recently completed fiscal year, on September 19, 2023, the Board of the Trust (“Board”) approved an increase to the monthly dividend paid under the Trust’s Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.043 per share, effective October 1, 2023. Prior to this change, on January 19, 2023, the Board had approved an increase to the monthly dividend paid under the Trust’s Managed Distribution whereby the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.039 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If investment income is not sufficient to cover the Trust’s intended monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan is subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares. Please see “Managed Distribution Plan Disclosures” for more information regarding the Plan.
Changes to Investment Policies and Risks
During the Trust’s most recent fiscal year, the Trust’s investment policies were clarified to reflect that the Trust may invest a portion of its assets indirectly through one or more wholly-owned subsidiaries organized as a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes (each, a “Blocker Subsidiary,” and together, the “Blocker Subsidiaries”). The Trust may employ a Blocker Subsidiary if it believes it is desirable to do so to comply with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, such as in connection with equity interests in operating partnerships that may be received as a result of loan restructurings.
 In connection with the investment policy clarification above, the Trust’s “Subsidiary Risk” was amended to include the following:
 For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
 In addition, the following risk was added during the Trust’s most recently completely fiscal year.

Litigation Risk
. From time to time, the Trust may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Trust’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Trust determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Trust resources, disruptions to Trust operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Trust or adversely affect the value of the Trust’s shares.
 Except as noted above, during the Trust’s most recent fiscal year, there were no material changes in the Trust’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Trust.
Investment Objective
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The investment objective is fundamental and may not be changed without approval of a majority of the Trust’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Policies of the Trust
The Trust invests primarily in floating or variable rate senior loans (“Senior Loans”) to corporations, partnerships and other entities (“Borrowers”) which operate in a variety of industries and geographical regions (including domestic and foreign entities). Senior Loans hold (or in the judgment of the Adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. Senior Loans generally are arranged through private negotiations between a Borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent (“Agent”) of the several Lenders. The Trust may invest in participations (“Participations”) in Senior Loans, may purchase assignments (“Assignments”) of portions of Senior Loans from third parties and may act as one of the group of Lenders originating a Senior Loan (an “Original Lender”).
 In normal market conditions, at least 80% of the Trust’s total assets are invested in Senior Loans (either as an Original Lender or as a purchaser of an Assignment or Participation) of domestic Borrowers or foreign Borrowers. In complying with this 80% investment requirement, the Trust may invest in derivatives and other instruments that have economic characteristics similar to the Trust’s direct investments that are counted toward the 80% investment requirement.
 The Trust may invest in the Senior Loans of
non-U.S.
issuers. The Trust’s investments in Senior
Loans may also include up to 5% of its total assets in senior debt obligations that are in the form of notes in addition to investments in Loan Agreements, Participations and Assignments.
 The Trust is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. The Trust’s assets invested in Senior Loans generally consist of Senior Loans with stated maturities of between three and ten years, and with rates of interest which are redetermined either daily, monthly, quarterly or semi-annually; provided, however, that the Trust may invest up to 5% of its total assets in Senior Loans which permit the Borrower to select an interest rate redetermination period of up to one year. The actual remaining maturity of the Trust’s portfolio invested in Senior Loans may vary substantially from the average stated maturity of the Senior Loans held in the Trust’s portfolio.
 In normal market conditions, the Trust may invest up to 20% of its total assets in any combination of (1) equity securities (including common stocks, preferred stocks, rights, warrants, and securities convertible into common stock), (2) junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, (3) high quality short-term debt securities, (4) credit-linked deposits and (5) Treasury Inflation Protected Securities (“U.S. TIPS”) and other inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities. Warrants, equity securities and junior debt securities will not be treated as Senior Loans and thus assets invested in such securities will not count toward the 80% of the Trust’s total assets that normally will be invested in Senior Loans.
 The Trust may invest up to 20% of its total assets in Senior Loans which are not secured by any collateral.
 The Trust may invest a substantial portion of its assets in Senior Loans, the Borrowers with respect to which have outstanding debt securities which are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or are unrated but determined by the Adviser to be of comparable quality to such securities. Debt securities rated below investment grade or unrated but of comparable quality commonly are referred to as “junk bonds.” The Trust will invest only in those Senior Loans with respect to which the Borrower, in the opinion of the Adviser, demonstrates one or more of the following characteristics: sufficient cash flow to service debt; adequate liquidity; successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, the Adviser will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons’ determinations with respect to collateral securing a Senior Loan.
 The Trust may invest up to 100% of its assets in Participations. The Trust will only acquire Participations if the Lender selling the Participation, and any other persons positioned between the Trust and the Lender, (i) at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or
A-3
or higher by S&P Global Ratings (“S&P”) or Baa or
P-3
or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated but determined by the Adviser to be of comparable quality and (ii) has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Trust.
†
 The Trust may also purchase Assignments from Lenders.
 The Trust will never act as the Agent or principal negotiator or administrator of a Senior Loan.
 The Trust will purchase an Assignment or act as a Lender with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or
A-3
or higher by S&P or Baa or
P-3
or higher by Moody’s) or determined by the Adviser to be of comparable quality. Further, the Trust will not purchase interests in Senior Loans unless such Agent, Lender or positioned person has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Trust.
 A Lender may have certain obligations pursuant to a Loan Agreement, which may include the obligation to make additional loans in certain circumstances. The Trust currently intends to reserve against such contingent obligations by segregating cash, liquid securities and/or liquid Senior Loans sufficient to cover such commitments. The Trust will not purchase interests in Senior Loans that would require the Trust to make any such additional loans if such additional loan commitments in the aggregate would exceed 20% of the Trust’s total assets or would cause the Trust to fail to meet 1940 Act diversification requirements.
 Structured Products and Derivatives
. The Trust also may invest up to 10% of its total assets in structured notes with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes, collateralized debt and loan obligations, credit-linked notes, credit default swaps and other types of structured investments (referred to collectively as “structured products”). Structured products where the rate of return is determined by reference to a Senior Loan will be treated as senior loans for the purposes of complying with the Trust’s policy of normally investing at least 80% of its total assets in Senior Loans. Collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) are types of asset-backed securities issued by special purpose vehicles created to reapportion the risk and return characteristics of a pool of assets. A credit-linked note is a structured instrument that is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation).
 The Trust may invest in credit default swaps (“CDS”) to enhance the yield on its portfolio or to increase income available for distributions or for other non-hedging
purposes. A CDS is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. When the Trust buys a CDS, it is utilizing the swap for hedging purposes similar to other hedging strategies described herein. When the Trust sells a CDS, it is utilizing the swap to enhance the yield on its portfolio to increase income available for distribution or for other non-hedging
purposes, and the Trust is subject to the 10% limitation described herein on structured products.
 The Trust may use other derivative instruments (including futures, swaps and forward currency contracts) for a variety of purposes, including hedging, risk management, portfolio management or to earn income.
 The Trust can use currency futures and currency swaps to hedge its exposure to foreign currencies and engage to a greater extent in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Trust can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
 Direct Loan Origination
. The Trust may originate Senior Loans directly or through investments in one or more wholly-owned subsidiaries (each, a “Subsidiary”). The Trust may originate loans in order to obtain exposure to middle market loan transactions which will generally be first and second lien Senior Loans. Such borrowers may have credit ratings that are determined by one or more NRSRO or the Adviser to be below investment grade. The loans the Trust originates may vary in maturity and/or duration. The Trust is not limited in the amount, size or type of loans it may originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Currently, the Trust participates in direct lending opportunities through its indirect investment in a Subsidiary, the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 60% of its net assets in originated loans.
 Co-Investment
. The Trust may
co-invest
with certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, subject to certain terms and conditions outlined in an Exemptive Order granted to the Trust by the SEC. The Trust may co-invest
with its affiliates in Senior Loans, including Senior Loans directly originated by the Trust or its affiliates and may also engage in direct origination of Senior Loans with its affiliates, all in accordance with the terms and conditions of the Exemptive Order.
 Blocker Subsidiaries
. The Trust may invest a portion of its assets indirectly through one or more wholly owned subsidiaries organized as a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes (each, a “Blocker Subsidiary,” and together, the “Blocker Subsidiaries”). The Trust may employ a Blocker Subsidiary if it believes it is desirable to do so to comply with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, such as in connection with equity interests in operating partnerships that may be received as a result of loan restructurings.
 Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended.
 Preferred Shares
. The Trust may issue preferred shares as leverage. The Trust currently utilizes VRDP Shares as leverage in order to enhance the yield of its common shareholders. For additional information regarding the VRDP Shares, see “Notes to Consolidated Financial Statements.”
 Borrowing and Leverage
. The Trust currently utilizes leverage in the form of borrowings through a credit facility in an effort to maximize returns. The amount of borrowings outstanding from time to time may vary, depending on the Adviser’s analysis of market conditions and interest rate movements.
 Investment Process
. In selecting investments for the Trust, the portfolio managers evaluate overall investment opportunities and risks among the types of investments the Trust can hold. They analyze the credit standing and risks of borrowers whose loans or debt securities they are considering for the Trust’s portfolio. They evaluate information about borrowers from their own research or research supplied by rating organizations, agent banks or other sources and select only those loans that they believe are likely to pay the interest and repay the principal when it becomes due. The portfolio managers consider many factors, including, among others:

∎
the borrower’s past and expected future financial performance;

∎
the experience and depth of the borrower’s management;

∎
the status of the borrower’s industry and its position in that industry;

∎
the collateral for the loan or other debt security;

∎
the borrower’s assets and cash flows; and

∎
the credit quality of the debt obligations of the bank servicing the loan and other intermediaries imposed between the borrower and the Trust. The credit research process utilized by the Trust to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Trust. In addition, not all issuers or investments in the Trust may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Trust will rate strongly on ESG criteria.
 There can be no assurance that the portfolio managers’ analysis will identify all of the factors that may impair the value of a Senior Loan or other investment.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Trust
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Trust can increase during times of significant market volatility. The principal risks of investing in the Trust are:

Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.

Market Disruption Risks Related to Armed Conflict
. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Trust’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanction, related events, and other implications cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Senior Loans and Other Loans Risk
. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
 In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Trust will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
 Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Trust may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral maybe used to pay other outstanding obligations of the borrower. The Trust’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Trust has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
 Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Trust voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Trust may experience lower levels of recoveries than has historically been the norm.
 Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Trust to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Trust. If market demand for loans increases, the interest paid by loans that the Trust holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Trust can invest, there is a risk that the Trust may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
 Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Trust; (ii) leave the Trust unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Trust from realizing the proceeds of a sale of a loan; (iv) inhibit the Trust’s ability to re-sell
a loan that it has agreed to purchase if conditions change (leaving the Trust more exposed to price fluctuations); (v) prevent the Trust from timely collecting principal and interest payments; and (vi) expose the Trust to adverse tax or regulatory consequences.
 To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Trust may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Trust undertakes such measures, the Trust’s ability to pay redemption proceeds in a timely manner, as well as the Trust’s performance, may be adversely affected.
 If the Trust invests in a loan via a participation, the Trust will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Trust has to the creditworthiness of the borrower.
 In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law
fraud protections under applicable state law.

Risk of Second Lien or Other Subordinated or Unsecured Loans or Debt
. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks associated with investments in Senior Loans. Because second lien or other subordinated or unsecured loans or debt are lower in priority of payment to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share the same risks of other below investment grade securities.

High Yield Debt Securities (Junk Bond/Below-Investment Grade) Risk
. The Trust’s investments in high yield debt securities (junk bonds) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.

Changing Fixed Income Market Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs and potentially lower the Trust’s performance returns.

Financial Services Sector Risk
. The Trust may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial services sector which could adversely affect the profitability of such companies. Financial services companies whose securities the Trust may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Interest Rate Risk
. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Loan Origination Risks
. In making a direct loan, the Trust is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.

Loan Collateral Valuation Risk
. Different types of assets may be used as collateral for the Trust’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Trust will correctly evaluate the value of the assets collateralizing the Trust’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Trust funds, the Trust may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Trust or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Trust may have difficulty disposing of the assets used as collateral for a loan.

Regulatory Risk
. Various state licensing requirements could apply to the Trust with respect investments in, or the origination and servicing of loans and similar assets. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Trust’s (or its Subsidiary’s) or the Adviser’s license, which in turn could require the Trust to divest assets located in or secured by real property located in that state. To the extent the Trust (or its Subsidiary) obtains licenses or is required to comply with related regulatory requirements, the Trust could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.

Subsidiary Risk
. By investing through one or more Subsidiaries, such as the LLC or a Blocker Subsidiary, the Trust is exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Trust). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related
matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust and/or the Subsidiary to operate as described herein and could adversely affect the Trust.
 For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.

Investments in Middle-Market Companies
. Investments in middle-market companies may entail greater risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, could
make it difficult for the Trust to react quickly to negative economic or political developments.

Conflicts of Interest Risk Related to
Co-Investing
. The Adviser and certain of its affiliates may experience conflicts of interest in connection with co-investment
transactions. The Exemptive Order imposes various conditions on the Trust and the Adviser intended to ensure that any co-investment
transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:

∎
The Adviser may be incentivized to pursue a
co-investment
transaction for reputational or other reasons that are not directly advantageous to the Trust. For example, the Adviser may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment
transaction with the Trust, in which case the Adviser might be incentivized to recommend that the Trust participate in riskier co-investment
transactions than would be the case if the Trust was the only participant.

∎
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Trust investments that otherwise might have been purchased or be restricted from selling certain Trust investments that might otherwise have been sold at the time.

Valuation Risk and Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings
. The Trust’s portfolio investments may include loans that are not publicly traded and for which no market-based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. Input from the Adviser’s investment professionals as part of the Trust’s valuation process could result in a conflict of interest as the Adviser’s management fee is based, in part, on the value of the Trust’s assets. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Due to this uncertainty, the Trust’s fair value determinations may cause the Trust’s NAV on a given date to materially understate or overstate the value that it may ultimately realize upon the sale of one or more of its investments.

Defaulted Securities Risk
. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted
securities. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted
securities. This risk also applies to investments in loans to bankrupt companies.

Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.

Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Consequently, the Trust may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Trust’s performance. Liquid securities can become illiquid during periods of market stress.

Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities while initially privately placed, typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.

Preferred Shares Risk
. The primary risk associated with the Trust’s issuance of preferred shares, such as the VRDP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remains unchanged. Fluctuations in the dividend rates on the VRDP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VRDP Shares, see “Notes to Consolidated Financial Statements.”

Foreign Securities Risk
. The value of the Trust’s foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Trust could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Trust’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. At times, the Trust may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Trust has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Trust has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Trust, could reduce performance if there are unanticipated changes in currency exchange rates.

Risks of Structured Products
. The Trust may invest in structured products, CDOs, CBOs, CLOs, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Trust may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer or the entity that sold assets to the special purpose trust. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Trust’s illiquidity to the extent that the Trust, at a particular point in time, may be unable to find qualified buyers for these securities.
 CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Trust as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks including income risk, credit risk and market risk
. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Investing in Stocks Risk
. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter
securities.
Over-the-counter
securities may be less liquid than exchange-traded securities. The value of the Trust’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap
companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.

Preferred Securities Risk
. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment
than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

Rights and Warrants Risk
. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.

Convertible Securities Risk
. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.

Warrants, Equity Securities and Junior Debt Securities of the Borrower
. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Trust’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.

Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Futures Contracts Risk
. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Trust may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Swap Transactions Risk
. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Trust. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Trust faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.

Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Trust’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.

Risks of Borrowing and Leverage
. Borrowing for leverage will subject the Trust to greater costs (for interest payments to the lenders, origination fees and related expenses) than funds that do not borrow for leverage and these other purposes. The interest on borrowed money is an expense that might reduce the Trust’s yield, especially if the cost of borrowing to buy investments exceeds the yield on the investments purchased with the proceeds of a loan. Using leverage may also make the Trust’s share price more sensitive, i.e. volatile, than if the Trust did not use leverage due to the tendency to exaggerate the effect of any increase or decrease in the value of the Trust’s portfolio investments. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.

Distribution Risk
. The Board has adopted a Managed Distribution Plan (the “Plan”) for the Trust whereby the Trust seeks to pay a stated fixed monthly distribution amount to common shareholders. The Plan is intended to provide common shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan is subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares. Please see “Managed Distribution Plan Disclosure” in this report for additional information regarding the Plan.

Financial Markets Regulatory Risk
. Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability service its debt. Such changes and events may adversely impact the Trust, including by adversely impacting the Trust’s operations, universe of potential investment options, and return potential.

Environmental, Social and Governance (ESG) Considerations Risk
. The ESG considerations that may be assessed as part of a credit research process to implement the Trust’s investment strategy in pursuit of its investment objective may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Trust may underperform other funds that do not incorporate ESG factors or that use a different methodology to identify and/or incorporate ESG factors. The incorporation of ESG factors as part of a credit analysis may affect the Trust’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Trust’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Trust’s performance.

Litigation Risk
. From time to time, the Trust may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Trust’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Trust determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Trust resources, disruptions to Trust operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Trust or adversely affect the value of the Trust’s shares.

Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
N.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
O.
LIBOR Transition Risk –
The Trust may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for
non-U.S.
contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative
of the underlying market.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Trust and the instruments in which the Trust invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Trust invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity.
Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Trust may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Trust could result in losses to the Trust.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
P.
Leverage Risk
– The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Q.
Other Risks
– The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
Market Disruption Risks Related to Armed Conflict [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risks Related to Armed Conflict
. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Trust’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanction, related events, and other implications cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incuradditional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Senior Loans and Other Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loans and Other Loans Risk
. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
 In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Trust will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
 Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Trust may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral maybe used to pay other outstanding obligations of the borrower. The Trust’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Trust has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
 Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Trust voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Trust may experience lower levels of recoveries than has historically been the norm.
 Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Trust to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Trust. If market demand for loans increases, the interest paid by loans that the Trust holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Trust can invest, there is a risk that the Trust may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
 Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Trust; (ii) leave the Trust unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Trust from realizing the proceeds of a sale of a loan; (iv) inhibit the Trust’s ability to re-sell
a loan that it has agreed to purchase if conditions change (leaving the Trust more exposed to price fluctuations); (v) prevent the Trust from timely collecting principal and interest payments; and (vi) expose the Trust to adverse tax or regulatory consequences.
 To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Trust may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Trust undertakes such measures, the Trust’s ability to pay redemption proceeds in a timely manner, as well as the Trust’s performance, may be adversely affected.
 If the Trust invests in a loan via a participation, the Trust will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Trust has to the creditworthiness of the borrower.
 In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law
fraud protections under applicable state law.
Risk of Second Lien or Other Subordinated or Unsecured Loans or Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Second Lien or Other Subordinated or Unsecured Loans or Debt
. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks associated with investments in Senior Loans. Because second lien or other subordinated or unsecured loans or debt are lower in priority of payment to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share the same risks of other below investment grade securities.
High Yield Debt Securities Junk BondBelowInvestment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities (Junk Bond/Below-Investment Grade) Risk
. The Trust’s investments in high yield debt securities (junk bonds) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs and potentially lower the Trust’s performance returns.
Financial Services Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Services Sector Risk
. The Trust may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial services sector which could adverselyaffect the profitability of such companies. Financial services companies whose securities the Trust may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.
Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.
Loan Origination Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risks
. In making a direct loan, the Trust is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
Loan Collateral Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Collateral Valuation Risk
. Different types of assets may be used as collateral for the Trust’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Trust will correctly evaluate the value of the assets collateralizing the Trust’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Trust funds, the Trust may lose allor part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Trust or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Trust may have difficulty disposing of the assets used as collateral for a loan.
Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk
. Various state licensing requirements could apply to the Trust with respect investments in, or the origination and servicing of loans and similar assets. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Trust’s (or its Subsidiary’s) or the Adviser’s license, which in turn could require the Trust to divest assets located in or secured by real property located in that state. To the extent the Trust (or its Subsidiary) obtains licenses or is required to comply with related regulatory requirements, the Trust could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.
Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subsidiary Risk
. By investing through one or more Subsidiaries, such as the LLC or a Blocker Subsidiary, the Trust is exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Trust). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related
matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust and/or the Subsidiary to operate as described herein and could adversely affect the Trust.
 For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.

Investments in MiddleMarket Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Middle-Market Companies
. Investments in middle-market companies may entail greater risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, couldmake it difficult for the Trust to react quickly to negative economic or political developments.
Conflicts of Interest Risk Related to CoInvesting [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk Related to
Co-Investing
. The Adviser and certain of its affiliates may experience conflicts of interest in connection with co-investment
transactions. The Exemptive Order imposes various conditions on the Trust and the Adviser intended to ensure that any co-investment
transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:

∎
The Adviser may be incentivized to pursue a
co-investment
transaction for reputational or other reasons that are not directly advantageous to the Trust. For example, the Adviser may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment
transaction with the Trust, in which case the Adviser might be incentivized to recommend that the Trust participate in riskier co-investment
transactions than would be the case if the Trust was the only participant.

∎
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Trust investments that otherwise might have been purchased or be restricted from selling certain Trust investments that might otherwise have been sold at the time.

Valuation Risk and Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings
. The Trust’s portfolio investments may include loans that are not publicly traded and for which no market-based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. Input from the Adviser’s investment professionals as part of the Trust’s valuation process could result in a conflict of interest as the Adviser’s management fee is based, in part, on the value of the Trust’s assets. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Due to this uncertainty, the Trust’s fair value determinations may cause the Trust’s NAV on a given date to materially understate or overstate the value that it may ultimately realize upon the sale of one or more of its investments.

Valuation Risk and Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk and Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings
. The Trust’s portfolio investments may include loans that are not publicly traded and for which no market-based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. Input from the Adviser’s investment professionals as part of the Trust’s valuation process could result in a conflict of interest as the Adviser’s management fee is based, in part, on the value of the Trust’s assets. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Due to this uncertainty, the Trust’s fair value determinations may cause the Trust’s NAV on a given date to materially understate or overstate the value that it may ultimately realize upon the sale of one or more of its investments.
Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk
. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted
securities. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted
securities. This risk also applies to investments in loans to bankrupt companies.
Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to theextent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Consequently, the Trust may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Trust’s performance. Liquid securities can become illiquid during periods of market stress.
Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities while initially privately placed, typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) tokeep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.
Preferred Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Shares Risk
. The primary risk associated with the Trust’s issuance of preferred shares, such as the VRDP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remains unchanged. Fluctuations in the dividend rates on the VRDP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VRDP Shares, see “Notes to Consolidated Financial Statements.”
Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
. The value of the Trust’s foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Trust could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Trust’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. At times, the Trust may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Trust has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Trust has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Trust, could reduce performance if there are unanticipated changes in currency exchange rates.
Risks of Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Structured Products
. The Trust may invest in structured products, CDOs, CBOs, CLOs, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Trust may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer or the entity that sold assets to the special purpose trust. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Trust’s illiquidity to the extent that the Trust, at a particular point in time, may be unable to find qualified buyers for these securities.
 CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Trust as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks including income risk, credit risk and market risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in structured notes involve risks including income risk, credit risk and market risk
. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Investing in Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Stocks Risk
. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter
securities.
Over-the-counter
securities may be less liquid than exchange-traded securities. The value of the Trust’s portfolio may be affected by changes in the stockmarkets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap
companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment
than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Rights and Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rights and Warrants Risk
. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest ordividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Warrants, Equity Securities and Junior Debt Securities of the Borrower [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants, Equity Securities and Junior Debt Securities of the Borrower
. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Trust’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at adesirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts Risk
. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Trust may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Swap Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Transactions Risk
. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Trust. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Trust faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Forward Foreign Currency Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Trust’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Risks of Borrowing and Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Borrowing and Leverage
. Borrowing for leverage will subject the Trust to greater costs (for interest payments to the lenders, origination fees and related expenses) than funds that do not borrow for leverage and these other purposes. The interest on borrowed money is an expense that might reduce the Trust’s yield, especially if the cost of borrowing to buy investments exceeds the yield on the investments purchased with the proceeds of a loan. Using leverage may also make the Trust’s share price more sensitive, i.e. volatile, than if the Trust did not use leverage due to the tendency to exaggerate the effect of any increase or decrease in the value of the Trust’s portfolio investments. The use of leveragemay also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Risk
. The Board has adopted a Managed Distribution Plan (the “Plan”) for the Trust whereby the Trust seeks to pay a stated fixed monthly distribution amount to common shareholders. The Plan is intended to provide common shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan is subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares. Please see “Managed Distribution Plan Disclosure” in this report for additional information regarding the Plan.
Financial Markets Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Markets Regulatory Risk
. Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability service its debt. Such changes and events may adversely impact the Trust, including by adversely impacting the Trust’s operations, universe of potential investment options, and return potential.
Environmental, Social and Governance (ESG) Considerations Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk
. The ESG considerations that may be assessed as part of a credit research process to implement the Trust’s investment strategy in pursuit of its investment objective may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Trust may underperform other funds that do not incorporate ESG factors or that use a different methodology to identify and/or incorporate ESG factors. The incorporation of ESG factors as part of a credit analysis may affect the Trust’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Trust’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Trust’s performance.
Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risk
. From time to time, the Trust may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or othercircumstances. Litigation that affects the Trust’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Trust determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Trust resources, disruptions to Trust operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Trust or adversely affect the value of the Trust’s shares.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.
Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital.